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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

May 5, 2016


VIA EDGAR
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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:   MetLife Insurance Company USA
      MetLife of CT Fund UL for Variable Life Insurance
      File Nos. 333-96519 and 811-03927
      Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Fund UL for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information ("SAI") being used for the MetLife Variable Life Policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 22 for the Account filed with the Commission on April 8, 2016.

Please call the undersigned at (212) 578-9428 with any questions.

Sincerely,

/s/ Lindsey Coffey

Lindsey Coffey, Esq.
Corporate Counsel
Metropolitan Life Insurance Company